Trade and other receivables	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade and other receivables
Note 6. Trade and other receivables

	Consolidated
	December 2023	June 2023
	$	$
Trade receivables	—	610
GBM Agile deposit	3,637,427	3,752,640
Deposit paid	39,851	40,870
GST refundable	65,393	105,034

	3,742,671	3,899,154

The GBM Agile deposit was advanced to GCAR at the start of the GBM Agile trial, and is refundable if not utilised against trial expenses. The amount will be allocated against expenditure towards the latter end of the trial. Completion of the final analysis is expected in 2H CY2024.